Multi-Sector Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

Common Stocks (0.1%)	Shares/ Par +	Value $ (000’s)

Energy (0.0%)
Constellation Oil - Class B *,Æ,d	112,235	12

Total		12

Financials (0.1%)
DrillCo Holding Lux SA - Class B *,Æ,d	2,686	65
DrillCo Holding Lux SA - Class C *,Æ,d	24,180	583

Total		648

Health Care (0.0%)
AmSurg Corp. *,Æ,d	9,484	469

Total		469

Real Estate (0.0%)
ADLER Group SA *,Æ	19,539	4
Corestate Capital Holding SA *,Æ,d	421,967	–π
Sunac Services Holdings, Ltd. *	2,015,507	479

Total		483

Telecommunications (0.0%)
Intelsat Emergence SA *,Æ	9,447	259

Total		259

Total Common Stocks (Cost: $5,239)		1,871

Corporate Bonds (43.3%)

Basic Materials (0.5%)
ALROSA Finance SA
3.100%, 6/25/27 144A Æ,j	8,500,000	425
4.650%, 4/9/24 144A Æ,j	500,000	25
Georgia-Pacific LLC 8.875%, 5/15/31	200,000	246
INEOS Styrolution Group GmbH 2.250%, 1/16/27 EUR §,∞	3,400,000	3,383
MMK International Capital DAC 4.375%, 6/13/24 144A Æ,j	1,400,000	70
Sasol Financing USA LLC 6.500%, 9/27/28	2,000,000	1,917

Total		6,066

Communications (3.8%)
Altice Financing SA
5.750%, 8/15/29 144A	1,100,000	881
Altice France Holding SA
6.000%, 2/15/28 144A	1,175,000	335
8.000%, 5/15/27 EUR §,∞	1,000,000	347
Altice France SA
4.000%, 7/15/29 EUR §,∞	3,250,000	2,446
4.250%, 10/15/29 EUR §,∞	400,000	301
8.125%, 2/1/27 144A	3,200,000	2,501
AT&T, Inc.
3.500%, 9/15/53	237,000	167
3.650%, 9/15/59	6,663,000	4,639
3.800%, 12/1/57	115,000	83

Corporate Bonds (43.3%)	Shares/ Par +	Value $ (000’s)

Communications continued
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 2/1/31 144A	2,500,000	2,042
4.500%, 6/1/33 144A	800,000	625
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.700%, 4/1/51	300,000	186
4.200%, 3/15/28	1,700,000	1,602
5.125%, 7/1/49	2,600,000	2,015
Connect Finco SARL / Connect US Finco LLC 6.750%, 10/1/26 144A	1,800,000	1,764
Deutsche Telekom International Finance 8.750%, 6/15/30	475,000	562
DISH DBS Corp. 5.750%, 12/1/28 144A	900,000	619
Intelsat Jackson Holdings SA 6.500%, 3/15/30 144A	703,000	653
Prosus NV 3.257%, 1/19/27 144A	500,000	463
Sirius XM Radio, Inc. 3.125%, 9/1/26 144A	1,100,000	1,030
Sprint LLC 7.125%, 6/15/24	100,000	100
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.152%, 3/20/28 144A	1,040,000	1,038
Sunrise FinCo I BV 4.875%, 7/15/31 144A	4,800,000	4,284
Telecom Italia SpA 7.875%, 7/31/28 EUR §,∞	1,400,000	1,656
T-Mobile USA, Inc.
5.050%, 7/15/33	750,000	742
5.650%, 1/15/53	1,000,000	1,021
Verizon Communications, Inc. 2.355%, 3/15/32	3,500,000	2,876
Virgin Media Secured Finance PLC
4.125%, 8/15/30 GBP §,∞	1,200,000	1,276
4.250%, 1/15/30 GBP §,∞	3,200,000	3,473
VMED O2 UK Financing I PLC
4.000%, 1/31/29 GBP §,∞	3,100,000	3,424
4.500%, 7/15/31 GBP §,∞	400,000	429
4.750%, 7/15/31 144A	1,100,000	948
Vodafone Group PLC
7.000%, (USD 5 Year Swap Rate plus 4.873%), 4/4/79 a	1,700,000	1,754

Total		46,282

Consumer, Cyclical (5.5%)
Adient Global Holdings, Ltd. 3.500%, 8/15/24 EUR §,∞	59,781	64
Air Canada Pass-Through Trust, Series 2020-2, Class A 5.250%, 10/1/30 144A	622,890	612

Multi-Sector Bond Portfolio

Corporate Bonds (43.3%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical continued
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A 4.800%, 2/15/29 144A	145,128	142
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700%, 4/1/28	158,444	152
American Airlines Pass-Through Trust, Series 2015-1, Class A 3.375%, 11/1/28	287,631	272
American Airlines Pass-Through Trust, Series 2016-1, Class AA 3.575%, 7/15/29	707,465	662
American Airlines Pass-Through Trust, Series 2017-2, Class AA 3.350%, 4/15/31	140,466	128
British Airways Pass-Through Trust, Series 2020-1, Class A
2.900%, 9/15/36 144A	363,865	314
4.250%, 5/15/34 144A	98,194	92
Carnival Corp.
4.000%, 8/1/28 144A	2,300,000	2,142
Ford Motor Credit Co. LLC
1.744%, 7/19/24 EUR ∞	200,000	214
2.330%, 11/25/25 EUR ∞	100,000	105
2.386%, 2/17/26 EUR ∞	100,000	105
2.748%, 6/14/24 GBP ∞	700,000	878
3.250%, 9/15/25 EUR ∞	300,000	320
3.625%, 6/17/31	2,900,000	2,508
3.815%, 11/2/27	300,000	281
4.134%, 8/4/25	200,000	195
4.389%, 1/8/26	800,000	780
4.535%, 3/6/25 GBP ∞	100,000	125
7.200%, 6/10/30	25,000	27
7.350%, 11/4/27	50,000	52
7.350%, 3/6/30	25,000	27
IHO Verwaltungs GmbH 3.750%, 9/15/26 EUR §,∞	3,250,000	3,453
JetBlue Airways Corp. 4.000%, 5/15/34	723,320	670
John Lewis PLC 4.250%, 12/18/34 GBP §,∞	1,000,000	968
Las Vegas Sands Corp. 3.900%, 8/8/29	100,000	91
Marks & Spencer PLC
4.500%, 7/10/27 GBP §,∞	300,000	365
6.000%, 6/12/25 GBP §,∞	1,000,000	1,265
Mattel, Inc.
3.375%, 4/1/26 144A	100,000	96
Melco Resorts Finance, Ltd.
4.875%, 6/6/25 144A	5,700,000	5,563
5.375%, 12/4/29 144A	700,000	639
Mitchells & Butlers Finance PLC
5.764%, (SONIO plus 0.569%), 12/15/30 GBP §,∞	749,166	864
6.060%, (US SOFR plus 0.712%), 12/15/30 §	136,212	126
6.469%, 9/15/32 GBP §,∞	200,000	226
NCL Corp., Ltd.
8.125%, 1/15/29 144A	1,200,000	1,270

Corporate Bonds (43.3%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical continued
Nissan Motor Acceptance Corp. 2.000%, 3/9/26 144A	400,000	370
Nissan Motor Co., Ltd.
3.201%, 9/17/28 EUR §,∞	500,000	521
4.345%, 9/17/27 144A	3,500,000	3,327
Pinnacle Bidco PLC
1.000%, 10/11/28 144A GBP ∞	1,500,000	1,974
Renault SA
2.375%, 5/25/26 EUR §,∞	3,900,000	4,056
Ritchie Bros Holdings, Inc.
7.750%, 3/15/31 144A	1,500,000	1,569
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC
11.493%, (CME Term SOFR 6 Month plus 6.030%), 10/15/26 144A	1,900,000	1,911
Royal Caribbean Cruises, Ltd.
7.250%, 1/15/30 144A	1,000,000	1,039
Sands China, Ltd.
2.300%, 3/8/27	400,000	362
3.250%, 8/8/31	1,100,000	920
4.050%, 1/8/26	1,700,000	1,634
5.400%, 8/8/28	3,200,000	3,138
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd. 8.000%, 9/20/25 144A	775,000	588
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000%, 10/11/27	535,056	518
United Airlines Pass-Through Trust, Series 2019-2, Class A 2.900%, 11/1/29	82,768	73
United Airlines Pass-Through Trust, Series 2020-1, Class A 5.875%, 4/15/29	1,737,015	1,731
United Airlines Pass-Through Trust, Series 2023-1, Class A 5.800%, 7/15/37	3,700,000	3,762
US Airways Pass-Through Trust, Series 2012-1, Class A 5.900%, 4/1/26	509,794	509
Viking Cruises, Ltd. 9.125%, 7/15/31 144A	425,000	465
Walgreens Boots Alliance, Inc.
3.600%, 11/20/25 GBP ∞	900,000	1,093
Wynn Macau, Ltd.
5.500%, 1/15/26 144A	200,000	195
5.500%, 1/15/26 §	500,000	487
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/1/29 144A	800,000	758
7.125%, 2/15/31 144A	1,000,000	1,035
ZF Europe Finance BV 2.000%, 2/23/26 EUR §,∞	2,000,000	2,061
ZF Finance GmbH
2.750%, 5/25/27 EUR §,∞	4,300,000	4,412
3.750%, 9/21/28 EUR §,∞	2,000,000	2,082

Total		66,383

Multi-Sector Bond Portfolio

Corporate Bonds (43.3%)	Shares/ Par +	Value $ (000’s)

Consumer, Non-cyclical (4.8%)
Abertis Infraestructuras SA
1.625%, 7/15/29 EUR §,∞	500,000	487
1.875%, 3/26/32 EUR §,∞	600,000	559
3.000%, 3/27/31 EUR §,∞	600,000	616
3.375%, 11/27/26 GBP §,∞	2,100,000	2,519
Albion Financing 1 SARL / Aggreko Holdings, Inc.
5.250%, 10/15/26 EUR §,∞	1,600,000	1,737
6.125%, 10/15/26 144A	300,000	297
Amgen, Inc. 5.650%, 3/2/53	1,000,000	1,019
Ashtead Capital, Inc. 5.800%, 4/15/34 144A	1,000,000	999
Bacardi, Ltd. 4.700%, 5/15/28 144A	2,900,000	2,826
BAT Capital Corp. 3.222%, 8/15/24	58,000	57
Bausch & Lomb Corp. 8.375%, 10/1/28 144A	700,000	724
Bellis Acquisition Co. PLC 3.250%, 2/16/26 GBP §,∞	3,400,000	4,046
Boost Newco Borrower LLC 7.500%, 1/15/31 144A	2,000,000	2,094
Centene Corp.
4.250%, 12/15/27	200,000	191
4.625%, 12/15/29	500,000	475
Cheplapharm Arzneimittel GmbH 7.500%, 5/15/30 144A EUR ∞	1,000,000	1,138
CHS / Community Health Systems, Inc.
6.000%, 1/15/29 144A	700,000	611
8.000%, 3/15/26 144A	346,000	345
Constellation Brands, Inc. 3.700%, 12/6/26	200,000	193
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC 6.625%, 7/15/30 144A	2,300,000	2,336
CVS Pass-Through Trust
4.704%, 1/10/36 144A	330,929	303
5.926%, 1/10/34 144A	544,943	535
7.507%, 1/10/32 144A	53,245	55
Elevance Health, Inc. 4.750%, 2/15/33	900,000	878
Fortrea Holdings, Inc. 7.500%, 7/1/30 144A	900,000	929
HCA, Inc.
5.200%, 6/1/28	2,000,000	2,006
5.450%, 4/1/31	1,200,000	1,206
Imperial Brands Finance PLC
3.500%, 7/26/26 144A	200,000	191
6.125%, 7/27/27 144A	2,200,000	2,244
IQVIA, Inc. 5.700%, 5/15/28	1,700,000	1,724
LifePoint Health, Inc. 11.000%, 10/15/30 144A	1,600,000	1,710
Loxam SAS 2.875%, 4/15/26 EUR §,∞	100,000	105
Market Bidco Finco PLC 4.750%, 11/4/27 EUR §,∞	1,698,000	1,717
Medline Borrower LP / Medline Co-Issuer, Inc. 6.250%, 4/1/29 144A	2,000,000	2,009

Corporate Bonds (43.3%)	Shares/ Par +	Value $ (000’s)

Consumer, Non-cyclical continued
Mundys SpA
1.625%, 2/3/25 EUR §,∞	1,200,000	1,263
1.875%, 7/13/27 EUR §,∞	400,000	402
1.875%, 2/12/28 EUR §,∞	5,500,000	5,456
Nexi SpA 2.125%, 4/30/29 EUR §,∞	3,700,000	3,578
Organon & Co. / Organon Foreign Debt Co-Issuer BV
2.875%, 4/30/28 EUR §,∞	2,800,000	2,809
4.125%, 4/30/28 144A	2,000,000	1,864
Perrigo Finance Unlimited Co. 4.650%, 6/15/30	200,000	184
Star Parent, Inc. 9.000%, 10/1/30 144A	1,300,000	1,376
Teva Pharmaceutical Finance Netherlands II BV
4.375%, 5/9/30 EUR ∞	2,000,000	2,074
4.500%, 3/1/25 EUR ∞	137,000	147
Wand NewCo 3, Inc. 7.625%, 1/30/32 144A	800,000	827

Total		58,861

Energy (7.9%)
Aker BP ASA 3.750%, 1/15/30 144A	400,000	366
Antero Midstream Partners LP / Antero Midstream Finance Corp. 6.625%, 2/1/32 144A	1,250,000	1,255
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.625%, 7/15/26 144A	100,000	100
7.625%, 12/15/25 144A	1,500,000	1,508
CGG SA 8.750%, 4/1/27 144A	300,000	272
Cheniere Corpus Christi Holdings LLC 5.125%, 6/30/27	100,000	100
Cheniere Energy Partners LP 4.000%, 3/1/31	1,400,000	1,272
Continental Resources, Inc. 4.375%, 1/15/28	1,400,000	1,353
Ecopetrol SA 8.375%, 1/19/36	1,200,000	1,211
El Paso Natural Gas Co. LLC 8.375%, 6/15/32	200,000	230
Enbridge, Inc. 5.700%, 3/8/33	900,000	922
Energy Transfer LP
2.900%, 5/15/25	100,000	97
3.750%, 5/15/30	200,000	184
4.950%, 5/15/28	1,200,000	1,190
5.000%, 5/15/50	200,000	176
5.250%, 4/15/29	100,000	100
6.050%, 6/1/41	100,000	100
6.500%, 2/1/42	300,000	318
6.625%, 10/15/36	500,000	529
7.500%, 7/1/38	1,700,000	1,954
EQM Midstream Partners LP 4.500%, 1/15/29 144A	1,500,000	1,406
EQT Corp. 6.625%, 2/1/25	3,044,000	3,048

Multi-Sector Bond Portfolio

Corporate Bonds (43.3%)	Shares/ Par +	Value $ (000’s)

Energy continued
Genesis Energy LP / Genesis Energy Finance Corp. 8.250%, 1/15/29	800,000	821
Gray Oak Pipeline LLC 3.450%, 10/15/27 144A	500,000	469
Howard Midstream Energy Partners LLC 8.875%, 7/15/28 144A	1,800,000	1,899
KazMunayGas National Co. JSC
5.375%, 4/24/30 §	600,000	588
5.750%, 4/19/47 §	1,200,000	1,041
Kinder Morgan Energy Partners LP 6.550%, 9/15/40	2,382,000	2,501
Kinder Morgan, Inc. 7.750%, 1/15/32	1,216,000	1,380
Midwest Connector Capital Co. LLC 3.900%, 4/1/24 144A	200,000	200
MPLX LP 4.250%, 12/1/27	100,000	97
NGPL PipeCo LLC 7.768%, 12/15/37 144A	3,900,000	4,345
Noble Finance II LLC 8.000%, 4/15/30 144A	1,400,000	1,458
NuStar Logistics LP
5.625%, 4/28/27	1,400,000	1,386
6.000%, 6/1/26	200,000	199
Occidental Petroleum Corp. 5.875%, 9/1/25	700,000	702
Odebrecht Oil & Gas Finance, Ltd. 0.000%, 5/13/24 PO§,µ	782,000	41
Permian Resources Operating LLC 7.000%, 1/15/32 144A	1,300,000	1,349
Pertamina Persero PT 6.500%, 11/7/48 144A	4,300,000	4,612
Petroleos de Venezuela SA
5.375%, 4/12/27 §,j	6,500,000	586
5.500%, 4/12/37 §,j	4,300,000	387
Petroleos Mexicanos
2.750%, 4/21/27 EUR §,∞	1,100,000	1,012
4.750%, 2/26/29 EUR §,∞	3,000,000	2,716
5.625%, 1/23/46	378,000	226
5.950%, 1/28/31	2,400,000	1,925
6.350%, 2/12/48	1,700,000	1,084
6.625%, 6/15/35	3,700,000	2,807
6.625%, 6/15/38	2,000,000	1,424
6.700%, 2/16/32	536,000	446
6.750%, 9/21/47	2,900,000	1,929
7.690%, 1/23/50	2,580,000	1,856
Petrorio Luxembourg SARL 6.125%, 6/9/26 144A	200,000	197
Plains All American Pipeline LP / PAA Finance Corp.
4.900%, 2/15/45	1,100,000	957
6.650%, 1/15/37	277,000	296
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838%, 9/30/27 144A	1,590,220	1,607
Rio Oil Finance Trust 9.750%, 1/6/27 §	224,888	234
Sabine Pass Liquefaction LLC
4.500%, 5/15/30	700,000	673
5.625%, 3/1/25	4,900,000	4,896

Corporate Bonds (43.3%)	Shares/ Par +	Value $ (000’s)

Energy continued
5.750%, 5/15/24	100,000	100
5.875%, 6/30/26	400,000	403
Santos Finance, Ltd. 3.649%, 4/29/31 144A	700,000	610
Seadrill Finance, Ltd. 8.375%, 8/1/30 144A	1,500,000	1,574
Sitio Royalties Operating Partnership LP / Sitio Finance Corp. 7.875%, 11/1/28 144A	1,100,000	1,138
Southern Gas Corridor CJSC 6.875%, 3/24/26 §	1,100,000	1,111
Southwestern Energy Co. 5.375%, 2/1/29	100,000	97
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 5.500%, 1/15/28 144A	7,400,000	7,130
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.500%, 3/1/30	1,200,000	1,194
TMS Issuer SARL 5.780%, 8/23/32 144A	3,400,000	3,492
Transocean Aquila, Ltd. 8.000%, 9/30/28 144A	1,100,000	1,129
Valaris, Ltd. 8.375%, 4/30/30 144A	1,000,000	1,032
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29 144A	2,700,000	2,430
3.875%, 11/1/33 144A	1,600,000	1,359
Venture Global LNG, Inc.
8.375%, 6/1/31 144A	2,700,000	2,784
9.500%, 2/1/29 144A	2,000,000	2,156
Vital Energy, Inc. 7.875%, 4/15/32 144A	1,100,000	1,117
Western Midstream Operating, LP 3.100%, 2/1/25	1,200,000	1,174

Total		96,067

Financial (13.5%)
ADLER Group SA
4.625%, 1/14/26 EUR §,∞	3,000,000	1,251
5.500%, 11/13/26 EUR §,∞	5,100,000	2,110
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.650%, 7/21/27	500,000	473
4.450%, 4/3/26	900,000	885
4.625%, 10/15/27	500,000	487
Aircastle, Ltd.
2.850%, 1/26/28 144A	600,000	539
4.250%, 6/15/26	300,000	291
5.250%, 8/11/25 144A	2,400,000	2,379
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.000%, 1/15/31 144A	1,200,000	1,212
Ally Financial, Inc.
6.848%, (US SOFR plus 2.820%), 1/3/30 a	1,000,000	1,029
8.000%, 11/1/31	1,371,000	1,527
American Tower Corp. 5.900%, 11/15/33	2,500,000	2,589
Antares Holdings LP 2.750%, 1/15/27 144A	250,000	224

Multi-Sector Bond Portfolio

Corporate Bonds (43.3%)	Shares/ Par +	Value $ (000’s)

Financial continued
Athene Global Funding 5.339%, 1/15/27 144A	1,500,000	1,493
Athora Netherlands NV
2.375%, 5/17/24 EUR §,∞	700,000	751
7.000%, (5 Year EUR Annual Swap Rate plus 6.463%), 6/19/25 EUR §,µ,∞,a,y	200,000	216
Aviation Capital Group LLC 5.500%, 12/15/24 144A	1,000,000	996
Avolon Holdings Funding, Ltd. 2.528%, 11/18/27 144A	2,173,000	1,933
Banca Monte dei Paschi di Siena SpA
1.875%, 1/9/26 EUR §,∞	300,000	307
2.625%, 4/28/25 EUR §,∞	1,600,000	1,683
5.375%, (5 Year EUR Annual Swap Rate plus 5.005%), 1/18/28 EUR §,∞,a	3,800,000	4,286
8.000%, (5 Year EUR Annual Swap Rate plus 8.149%), 1/22/30 EUR §,∞,a	500,000	545
8.500%, (5 Year EUR Annual Swap Rate plus 8.917%), 9/10/30 EUR §,∞,a	800,000	886
Banco Bilbao Vizcaya Argentaria SA
6.000%, (5 Year EUR Annual Swap Rate plus 6.039%), 3/29/24 EUR §,µ,∞,a,y	1,600,000	1,726
6.138%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.700%), 9/14/28 a	2,300,000	2,349
Banco BTG Pactual SA 4.500%, 1/10/25 144A	500,000	493
Banco de Sabadell SA
1.125%, (1 Year EUR Annual Swap Rate plus 1.550%), 3/11/27 EUR §,∞,a	200,000	206
Banco do Brasil SA 8.500%, 7/29/26 MXN §,∞	22,000,000	1,267
Banco Votorantim SA 4.500%, 9/24/24 §	200,000	199
Bank of America Corp.
3.419%, (US SOFR 3 Month plus 1.302%), 12/20/28 a	973,000	913
5.875%, (US SOFR 3 Month plus 3.193%), 3/15/28 µ,a	3,700,000	3,643
Bank of Ireland Group PLC
6.253%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.650%), 9/16/26 144A a	600,000	604
7.500%, (5 Year EUR Annual Swap Rate plus 7.924%), 5/19/25 EUR §,µ,∞,a,y	1,700,000	1,861
Barclays PLC
5.501%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.650%), 8/9/28 a	3,000,000	2,991
6.125%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 5.867%), 12/15/25 µ,a,y	500,000	483
7.437%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 3.500%), 11/2/33 a	500,000	555
BNP Paribas SA
1.904%, (US SOFR plus 1.609%), 9/30/28 144A a	1,700,000	1,512
5.497%, (US SOFR plus 1.590%), 5/20/30 144A a	1,100,000	1,102

Corporate Bonds (43.3%)	Shares/ Par +	Value $ (000’s)

Financial continued
CaixaBank SA 5.673%, (US SOFR plus 1.780%), 3/15/30 144A a	1,300,000	1,299
Cantor Fitzgerald LP
4.875%, 5/1/24 144A	100,000	100
7.200%, 12/12/28 144A	1,200,000	1,241
Chubb INA Holdings, Inc. 0.875%, 6/15/27 EUR ∞	200,000	200
Citigroup, Inc. 3.400%, 5/1/26	400,000	385
Corestate Capital Holding SA 10.000%, 12/31/26 EUR ∞,Þ	200,000	190
Credicorp Capital Sociedad Titulizadora SA 10.100%, 12/15/43 144A PEN §,∞	11,300,000	3,061
Credit Acceptance Corp. 9.250%, 12/15/28 144A	1,200,000	1,291
Crown Castle, Inc.
2.100%, 4/1/31	1,700,000	1,376
5.000%, 1/11/28	1,700,000	1,682
DAE Sukuk DIFC, Ltd. 3.750%, 2/15/26 144A	1,000,000	964
Deutsche Bank AG
1.375%, (Euribor 3 Month ACT/360 plus 1.500%), 2/17/32 EUR §,∞,a	2,500,000	2,261
1.750%, (Euribor 3 Month ACT/360 plus 2.050%), 11/19/30 EUR §,∞,a	3,700,000	3,511
3.035%, (US SOFR plus 1.718%), 5/28/32 a	200,000	169
3.547%, (US SOFR plus 3.043%), 9/18/31 a	1,300,000	1,145
3.729%, (US SOFR plus 2.757%), 1/14/32 a	3,300,000	2,779
3.742%, (US SOFR plus 2.257%), 1/7/33 a	700,000	578
5.882%, (US SOFR plus 5.438%), 7/8/31 a	400,000	390
DrillCo Holding Lux SA 7.500%, 6/15/30 §	277,407	260
Encore Capital Group, Inc. 9.250%, 4/1/29 144A	1,200,000	1,229
Fairfax Financial Holdings, Ltd. 2.750%, 3/29/28 EUR §,∞	1,700,000	1,752
Fidelity National Financial, Inc. 3.400%, 6/15/30	200,000	178
Freedom Mortgage Corp.
6.625%, 1/15/27 144A	500,000	485
7.625%, 5/1/26 144A	2,100,000	2,097
12.000%, 10/1/28 144A	1,000,000	1,090
GLP Capital LP / GLP Financing II, Inc.
3.350%, 9/1/24	100,000	99
5.750%, 6/1/28	400,000	400
goeasy, Ltd. 9.250%, 12/1/28 144A	1,100,000	1,173
The Goldman Sachs Group, Inc.
3.375%, 3/27/25 EUR §,∞	200,000	215
6.484%, (US SOFR plus 1.770%), 10/24/29 a	1,500,000	1,578
HAT Holdings I LLC / HAT Holdings II LLC 8.000%, 6/15/27 144A	2,250,000	2,346
HSBC Holdings PLC
1.645%, (US SOFR plus 1.538%), 4/18/26 a	200,000	192
2.099%, (US SOFR plus 1.929%), 6/4/26 a	200,000	192
2.804%, (US SOFR plus 1.187%), 5/24/32 a	3,300,000	2,768
3.973%, (US SOFR 3 Month plus 1.872%), 5/22/30 a	4,900,000	4,579

Multi-Sector Bond Portfolio

Corporate Bonds (43.3%)	Shares/ Par +	Value $ (000’s)

Financial continued
Hudson Pacific Properties LP 3.250%, 1/15/30	500,000	385
ING Groep NV
5.750%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 4.342%), 11/16/26 µ,a,y	1,800,000	1,714
6.750%, (5 Year ICE Swap Rate plus 4.204%), 4/16/24 §,µ,a,y	900,000	900
Intesa Sanpaolo SpA
3.250%, 9/23/24 144A	300,000	296
4.000%, 9/23/29 144A	200,000	185
5.500%, (5 Year EUR Annual Swap Rate plus 5.848%), 3/1/28 EUR §,µ,∞,a,y	2,025,000	2,089
5.875%, (5 Year EUR Annual Swap Rate plus 6.086%), 9/1/31 EUR §,µ,∞,a,y	450,000	457
Jefferies Finance LLC / JFIN Co-Issuer Corp. 5.000%, 8/15/28 144A	1,500,000	1,379
JPMorgan Chase & Co.
5.040%, (US SOFR plus 1.190%), 1/23/28 a	2,000,000	1,993
5.336%, (US SOFR plus 1.620%), 1/23/35 a	1,300,000	1,305
Kaisa Group Holdings, Ltd.
9.375%, 6/30/24 §,j	400,000	10
9.750%, 9/28/23 §,j	600,000	12
10.500%, 1/15/25 §,j	1,100,000	22
10.875%, 7/23/23 §,j	400,000	8
11.250%, 4/16/25 §,j	3,500,000	70
11.650%, 6/1/26 §,j	1,000,000	20
Kennedy Wilson, Inc. 4.750%, 2/1/30	1,800,000	1,436
Lazard Group LLC 6.000%, 3/15/31	1,200,000	1,211
LeasePlan Corp. NV 2.875%, 10/24/24 144A	300,000	295
Lloyds Banking Group PLC
4.976%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.300%), 8/11/33 a	200,000	193
5.679%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.750%), 1/5/35 a	1,700,000	1,710
Logicor Financing SARL 3.250%, 11/13/28 EUR §,∞	600,000	621
Macquarie Airfinance Holdings, Ltd. 6.500%, 3/26/31 144A	1,200,000	1,221
Marsh & McLennan Cos., Inc. 1.349%, 9/21/26 EUR ∞	100,000	103
Morgan Stanley
3.790%, (Euribor 3 Month ACT/360 plus 1.037%), 3/21/30 EUR ∞,a	1,800,000	1,958
5.466%, (US SOFR plus 1.730%), 1/18/35 a	2,000,000	2,018
Nationstar Mortgage Holdings, Inc. 7.125%, 2/1/32 144A	1,300,000	1,291
NatWest Group PLC
4.800%, 4/5/26	2,800,000	2,767
4.892%, (ICE LIBOR USD 3 Month plus 1.754%), 5/18/29 a	3,700,000	3,622
6.000%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 5.625%), 12/29/25 µ,a,y	500,000	488
Newmark Group, Inc. 7.500%, 1/12/29 144A	1,200,000	1,234

Corporate Bonds (43.3%)	Shares/ Par +	Value $ (000’s)

Financial continued
NN Group NV 4.500%, (Euribor 3 Month ACT/360 plus 4.000%), 7/15/49 EUR §,µ,∞,a	2,600,000	2,803
OMEGA Healthcare Investors, Inc.
4.500%, 1/15/25	100,000	99
4.950%, 4/1/24	100,000	100
OneMain Finance Corp.
3.500%, 1/15/27	1,100,000	1,021
4.000%, 9/15/30	700,000	599
6.875%, 3/15/25	1,900,000	1,920
7.125%, 3/15/26	1,400,000	1,425
Pacific Life Global Funding II 1.200%, 6/24/25 144A	200,000	190
Panther Escrow Issuer LLC 7.125%, 6/1/31 144A	1,800,000	1,830
PennyMac Financial Services, Inc. 7.875%, 12/15/29 144A	1,800,000	1,850
PRA Group, Inc. 8.375%, 2/1/28 144A	1,300,000	1,294
RLJ Lodging Trust LP 3.750%, 7/1/26 144A	200,000	191
Sammons Financial Group, Inc. 6.875%, 4/15/34 144A	1,500,000	1,510
Santander UK Group Holdings PLC
2.896%, (US SOFR plus 1.475%), 3/15/32 a	800,000	681
3.823%, (ICE LIBOR USD 3 Month plus 1.400%), 11/3/28 a	4,000,000	3,761
6.750%, (GBP Swap Semi-Annual 5 Year plus 5.792%), 6/24/24 GBP §,µ,∞,a,y	1,390,000	1,748
Sberbank of Russia Via SB Capital SA 5.250%, 5/23/23 §,Æ,j,y	4,500,000	225
Sunac China Holdings, Ltd.
6.000%, 9/30/26 144A Þ	249,801	28
6.250%, 9/30/26 144A Þ	249,801	25
6.500%, 9/30/27 144A Þ	499,604	43
6.750%, 9/30/28 144A Þ	749,407	53
7.000%, 9/30/29 144A Þ	749,407	49
7.250%, 9/30/30 144A Þ	352,037	23
Tesco Property Finance 3 PLC 5.744%, 4/13/40 GBP §,∞	89,519	115
Tesco Property Finance 6 PLC 5.411%, 7/13/44 GBP §,∞	2,491,844	3,103
Trust Fibra Uno
6.390%, 1/15/50 144A	100,000	81
7.375%, 2/13/34 144A	1,200,000	1,197
UBS Group AG
4.703%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.050%), 8/5/27 144A a	400,000	393
5.428%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.520%), 2/8/30 144A a	1,200,000	1,202
6.327%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.600%), 12/22/27 144A a	3,000,000	3,065
UniCredit SpA 7.296%, (USD 5 Year Swap Rate plus 4.914%), 4/2/34 144A a	5,700,000	5,858
Virgin Money UK PLC 3.125%, (SONIA Interest Rate Benchmark plus 2.569%), 6/22/25 GBP §,∞,a	100,000	125

Multi-Sector Bond Portfolio

Corporate Bonds (43.3%)	Shares/ Par +	Value $ (000’s)

Financial continued
3.375%, (1 Year GBP Swap Rate plus 2.145%), 4/24/26 GBP §,∞,a	100,000	123
4.000%, (1 Year UK Gilts plus 2.800%), 9/25/26 GBP §,∞,a	500,000	616
4.000%, (1 Year UK Gilts plus 3.750%), 9/3/27 GBP §,∞,a	200,000	244
Wells Fargo & Co.
1.000%, 2/2/27 EUR §,∞	1,500,000	1,507
4.808%, (US SOFR plus 1.980%), 7/25/28 a	200,000	197
5.574%, (US SOFR plus 1.740%), 7/25/29 a	1,500,000	1,518
Weyerhaeuser Co. 7.375%, 3/15/32	424,000	482
Yango Justice International, Ltd.
7.500%, 4/15/24 §,j	4,200,000	2
7.875%, 9/4/24 §,j	600,000	–π

Total		163,560

Industrial (2.7%)
Berry Global, Inc. 1.570%, 1/15/26	100,000	93
The Boeing Co. 3.950%, 8/1/59	2,000,000	1,369
Constellation Oil Services Holding SA 3.000%, 12/31/26	103,110	82
DAE Funding LLC
1.550%, 8/1/24 144A	1,700,000	1,672
2.625%, 3/20/25 144A	500,000	484
3.375%, 3/20/28 144A	700,000	644
3.375%, 3/20/28 §	200,000	184
Empresa de Transporte de Pasajeros Metro SA 4.700%, 5/7/50 §	1,400,000	1,157
ESAB Corp.
6.250%, 4/15/29 144A	1,200,000	1,206
Flex, Ltd. 3.750%, 2/1/26	700,000	679
Fortress Transportation & Infrastructure Investors LLC
5.500%, 5/1/28 144A	400,000	388
6.500%, 10/1/25 144A	4,818,000	4,811
GE Capital UK Funding Unlimited Co. 5.875%, 1/18/33 GBP ∞	800,000	1,062
General Electric Co. 4.125%, 9/19/35 EUR §,∞	500,000	567
GN Bondco LLC 9.500%, 10/15/31 144A	1,200,000	1,198
Lima Metro Line 2 Finance, Ltd. 5.875%, 7/5/34 144A	262,054	260
The Manitowoc Co., Inc. 9.000%, 4/1/26 144A	6,200,000	6,195
Rolls-Royce PLC
4.625%, 2/16/26 EUR §,∞	1,600,000	1,743
5.750%, 10/15/27 144A	200,000	200
5.750%, 10/15/27 GBP §,∞	100,000	127
SMBC Aviation Capital Finance DAC 2.300%, 6/15/28 144A	200,000	177
Spirit Aerosystems, Inc.
9.375%, 11/30/29 144A	100,000	109
9.750%, 11/15/30 144A	1,500,000	1,678

Corporate Bonds (43.3%)	Shares/ Par +	Value $ (000’s)

Industrial continued
Standard Industries, Inc. 2.250%, 11/21/26 EUR §,∞	2,600,000	2,627
TransDigm, Inc. 7.125%, 12/1/31 144A	1,600,000	1,649
XPO, Inc.
6.250%, 6/1/28 144A	1,200,000	1,210
7.125%, 2/1/32 144A	1,300,000	1,338

Total		32,909

Technology (1.6%)
Booz Allen Hamilton, Inc. 3.875%, 9/1/28 144A	1,200,000	1,124
Broadcom, Inc.
2.450%, 2/15/31 144A	700,000	590
3.137%, 11/15/35 144A	1,500,000	1,212
Dell International LLC / EMC Corp.
5.300%, 10/1/29	4,300,000	4,353
6.020%, 6/15/26	149,000	151
8.100%, 7/15/36	162,000	196
Marvell Technology, Inc. 5.750%, 2/15/29	1,300,000	1,331
NCR Atleos Corp. 9.500%, 4/1/29 144A	1,600,000	1,711
NXP BV / NXP Funding LLC 5.350%, 3/1/26	1,600,000	1,600
Seagate HDD Cayman
4.125%, 1/15/31	650,000	576
9.625%, 12/1/32	920,000	1,048
Ubisoft Entertainment SA 0.878%, 11/24/27 EUR §,∞	800,000	734
UKG, Inc. 6.875%, 2/1/31 144A	2,800,000	2,853
VMware LLC
4.500%, 5/15/25	300,000	297
4.650%, 5/15/27	1,400,000	1,376
4.700%, 5/15/30	100,000	97

Total		19,249

Utilities (3.0%)
American Electric Power Co., Inc. 5.625%, 3/1/33	1,000,000	1,015
Centrais Eletricas Brasileiras SA 4.625%, 2/4/30 144A	300,000	275
Chile Electricity Lux MPC SARL 6.010%, 1/20/33 144A	1,100,000	1,109
Constellation Energy Generation, LLC 6.500%, 10/1/53	1,000,000	1,100
Edison International 5.750%, 6/15/27	100,000	101
Electricite de France SA
4.500%, 9/21/28 144A	900,000	871
6.250%, 5/23/33 144A	1,200,000	1,257
9.125%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 5.411%), 3/15/33 144A µ,a	1,500,000	1,653
Exelon Corp. 5.450%, 3/15/34	1,200,000	1,208
Georgia Power Co. 5.250%, 3/15/34	1,200,000	1,212

Multi-Sector Bond Portfolio

Corporate Bonds (43.3%)	Shares/ Par +	Value $ (000’s)

Utilities continued
Lumen Technologies, Inc.
4.125%, 4/15/29 144A	42,500	27
4.125%, 4/15/30 144A	42,500	26
Monongahela Power Co. 5.850%, 2/15/34 144A	900,000	924
Nakilat, Inc.
6.067%, 12/31/33 §	832,690	869
6.267%, 12/31/33 144A	420,798	439
National Fuel Gas Co. 5.200%, 7/15/25	300,000	298
NextEra Energy Operating Partners LP 7.250%, 1/15/29 144A	1,000,000	1,023
NPC Ukrenergo 6.875%, 11/9/28 §,j	800,000	297
Pacific Gas & Electric Co.
2.100%, 8/1/27	100,000	90
2.500%, 2/1/31	100,000	83
2.950%, 3/1/26	100,000	95
3.150%, 1/1/26	1,600,000	1,538
3.300%, 3/15/27	200,000	189
3.300%, 12/1/27	500,000	465
3.300%, 8/1/40	2,700,000	1,977
3.450%, 7/1/25	300,000	292
3.500%, 6/15/25	1,500,000	1,461
3.750%, 7/1/28	100,000	94
4.200%, 6/1/41	100,000	81
4.250%, 3/15/46	100,000	78
4.450%, 4/15/42	300,000	246
4.550%, 7/1/30	500,000	475
PacifiCorp 5.450%, 2/15/34	2,200,000	2,207
Perusahaan Listrik Negara PT
3.000%, 6/30/30 144A	1,500,000	1,306
6.150%, 5/21/48 §	3,300,000	3,340
PPL Electric Utilities Corp. 4.850%, 2/15/34	1,650,000	1,623
Southern California Edison Co.
5.200%, 6/1/34	1,100,000	1,089
5.650%, 10/1/28	1,250,000	1,286
Tierra Mojada Luxembourg II SARL 5.750%, 12/1/40 §	2,985,409	2,743
Virginia Electric & Power Co. 5.000%, 1/15/34	2,000,000	1,964

Total		36,426

Total Corporate Bonds (Cost: $592,541)		525,803

Convertible Corporate Bonds (0.0%)

Financial (0.0%)
Sunac China Holdings, Ltd. 1.000%, 9/30/32 144A Þ	755,877	45

Total		45

Total Convertible Corporate Bonds (Cost: $623)		45

Governments (19.6%)	Shares/ Par +	Value $ (000’s)

Governments (19.6%)
Abu Dhabi Government International Bond
2.700%, 9/2/70 144A	3,700,000	2,169
2.700%, 9/2/70 §	900,000	528
3.875%, 4/16/50 §	1,500,000	1,197
Albania Government International Bond 3.500%, 6/16/27 144A EUR ∞	1,400,000	1,463
Angolan Government International Bond
8.000%, 11/26/29 §	1,200,000	1,116
9.125%, 11/26/49 §	1,600,000	1,352
Arab Republic of Egypt 7.500%, 2/16/61 144A	1,900,000	1,363
Argentine Republic Government International Bond
0.750%, 7/9/30	800,857	416
1.000%, 7/9/29	405,455	216
3.500%, 7/9/41	13,493,196	5,424
3.625%, 7/9/35	5,922,164	2,452
Australian Government 4.250%, 4/21/26 AUD §,∞	2,400,000	1,582
Banque Ouest Africaine de Developpement 2.750%, 1/22/33 144A EUR ∞	500,000	415
Benin Government International Bond 7.960%, 2/13/38 144A	2,500,000	2,431
Brazilian Government International Bond
5.000%, 1/27/45	1,000,000	798
7.125%, 5/13/54	2,250,000	2,265
Colombia Government International Bond
4.500%, 3/15/29	3,800,000	3,494
5.000%, 6/15/45	6,000,000	4,342
5.200%, 5/15/49	200,000	147
8.000%, 11/14/35	1,000,000	1,050
Costa Rica Government International Bond 7.300%, 11/13/54 144A	800,000	849
Dominican Republic International Bond
4.875%, 9/23/32 144A	550,000	492
4.875%, 9/23/32 §	1,700,000	1,522
6.500%, 2/15/48 144A	2,800,000	2,660
6.500%, 2/15/48 §	1,000,000	950
6.875%, 1/29/26 §	500,000	504
Ecuador Government International Bond
0.000%, 7/31/30 144A PO	323,958	160
2.500%, 7/31/40 144A	1,225,800	594
3.500%, 7/31/35 144A	2,674,620	1,402
3.500%, 7/31/35 §	2,961,000	1,552
6.000%, 7/31/30 §	2,350,000	1,591
Egypt Government International Bond
6.375%, 4/11/31 EUR §,∞	6,550,000	5,841
7.500%, 2/16/61 §	800,000	574
Federal Republic of Nigeria
7.625%, 11/28/47 §	700,000	543
7.696%, 2/23/38 §	600,000	492
7.875%, 2/16/32 §	2,800,000	2,532
Ghana Government International Bond
8.125%, 3/26/32 §,j	400,000	205
8.950%, 3/26/51 §,j	800,000	406
Guatemala Government Bond 6.600%, 6/13/36 144A	1,700,000	1,734
Hungary Government International Bond
5.375%, 9/12/33 EUR §,∞	3,100,000	3,524
5.500%, 3/26/36 144A	1,400,000	1,358

Multi-Sector Bond Portfolio

Governments (19.6%)	Shares/ Par +	Value $ (000’s)
Governments continued
6.125%, 5/22/28 144A	1,200,000	1,229
Ivory Coast Government International Bond
5.250%, 3/22/30 EUR §,∞	500,000	501
5.875%, 10/17/31 144A EUR ∞	300,000	298
6.625%, 3/22/48 144A EUR ∞	900,000	789
6.625%, 3/22/48 EUR §,∞	800,000	702
6.875%, 10/17/40 144A EUR ∞	400,000	373
6.875%, 10/17/40 EUR §,∞	100,000	93
Kenya Government International Bond 9.750%, 2/16/31 144A	1,400,000	1,433
Kingdom of Jordan
4.950%, 7/7/25 144A	300,000	291
5.850%, 7/7/30 144A	400,000	367
7.500%, 1/13/29 144A	800,000	797
Mexican Udibonos
2.750%, 11/27/31 MXN ∞	8,112,543	418
4.000%, 8/24/34 MXN ∞	31,638,918	1,716
Morocco Government International Bond
4.000%, 12/15/50 144A	500,000	340
5.500%, 12/11/42 §	800,000	702
North Macedonia 3.675%, 6/3/26 144A EUR ∞	500,000	522
Oman Government International Bond
6.000%, 8/1/29 §	900,000	919
6.250%, 1/25/31 144A	2,300,000	2,377
6.500%, 3/8/47 §	500,000	505
6.750%, 1/17/48 §	1,100,000	1,125
Panama Government International Bond
3.750%, 3/16/25	1,100,000	1,070
6.700%, 1/26/36	1,900,000	1,842
6.853%, 3/28/54	3,800,000	3,446
7.500%, 3/1/31	2,200,000	2,280
8.125%, 4/28/34	100,000	107
Provincia de Buenos Aires
37.463%, (Argentina Private Banks Deposit Rates Index plus 3.750%), 4/12/25 144A ARS §,∞	35,000	–π
Republic of Chile 4.850%, 1/22/29	1,200,000	1,189
Republic of Indonesia
0.900%, 2/14/27 EUR ∞	1,700,000	1,689
1.400%, 10/30/31 EUR ∞	1,900,000	1,730
1.450%, 9/18/26 EUR ∞	700,000	712
3.375%, 7/30/25 144A EUR ∞	800,000	855
3.750%, 6/14/28 144A EUR ∞	1,900,000	2,054
3.750%, 6/14/28 EUR §,∞	2,200,000	2,379
4.625%, 4/15/43 §	2,700,000	2,520
5.125%, 1/15/45 §	1,800,000	1,780
Republic of Pakistan
6.000%, 4/8/26 §	600,000	535
7.375%, 4/8/31 §	700,000	549
Republic of Paraguay
5.600%, 3/13/48 §	600,000	544
6.100%, 8/11/44 §	300,000	291
Republic of Peru 3.300%, 3/11/41	2,700,000	2,022
Republic of Poland Government International Bond
4.625%, 3/18/29	2,000,000	1,986
5.125%, 9/18/34	2,900,000	2,887

Governments (19.6%)	Shares/ Par +	Value $ (000’s)
Governments continued
5.500%, 3/18/54	1,000,000	992
Republic of South Africa Government International Bond
4.850%, 9/30/29	1,200,000	1,075
4.875%, 4/14/26	600,000	584
5.000%, 10/12/46	500,000	336
5.750%, 9/30/49	4,500,000	3,259
Romanian Government International Bond
2.000%, 4/14/33 144A EUR ∞	1,400,000	1,157
2.875%, 4/13/42 144A EUR ∞	500,000	368
4.125%, 3/11/39 EUR §,∞	1,500,000	1,378
5.625%, 2/22/36 144A EUR ∞	1,700,000	1,827
6.375%, 9/18/33 144A EUR ∞	2,500,000	2,883
Saudi International Bond
4.500%, 10/26/46 §	9,300,000	7,935
5.000%, 1/16/34 144A	10,000,000	9,937
5.750%, 1/16/54 144A	700,000	691
Serbia International Bond
1.500%, 6/26/29 EUR §,∞	2,000,000	1,819
1.650%, 3/3/33 144A EUR ∞	700,000	564
6.500%, 9/26/33 §	1,500,000	1,528
Sri Lanka Government International Bond
7.550%, 3/28/30 §,j	1,600,000	936
7.850%, 3/14/29 §,j	500,000	294
State Agency of Roads of Ukraine 6.250%, 6/24/30 §,j	600,000	171
State of Minas Gerais 5.333%, 2/15/28 §	80,000	79
State of Qatar
4.400%, 4/16/50 144A	1,200,000	1,059
4.400%, 4/16/50 §	2,400,000	2,118
4.817%, 3/14/49 §	800,000	749
5.103%, 4/23/48 §	1,200,000	1,166
Turkiye Government International Bond
4.875%, 4/16/43	6,200,000	4,340
5.750%, 5/11/47	4,400,000	3,338
5.875%, 5/21/30 EUR ∞	2,850,000	3,071
Ukraine Government International Bond
4.375%, 1/27/32 144A EUR ∞,j	1,600,000	460
4.375%, 1/27/32 EUR §,∞,j	1,700,000	489
6.750%, 6/20/28 144A EUR ∞,j	600,000	193
6.876%, 5/21/31 144A j	900,000	262
7.375%, 9/25/34 §,j	300,000	87
8.994%, 2/1/26 144A j	1,000,000	377
United Kingdom Gilt 4.375%, 7/31/54 GBP §,∞	2,000,000	2,506
United Mexican States
2.125%, 10/25/51 EUR ∞	1,000,000	641
3.771%, 5/24/61	5,400,000	3,505
4.490%, 5/25/32 EUR ∞	1,700,000	1,864
4.500%, 1/31/50	2,300,000	1,809
6.350%, 2/9/35	1,700,000	1,753
6.400%, 5/7/54	1,150,000	1,146
US Treasury
1.875%, 8/31/24 b	7,310,000	7,206
2.125%, 11/30/24 b	3,400,000	3,331
2.250%, 11/15/24 b	15,910,000	15,622
2.375%, 8/15/24 b	3,700,000	3,659
4.000%, 11/15/42	19,800,000	18,651
4.750%, 11/15/43	8,700,000	9,025

Multi-Sector Bond Portfolio

Governments (19.6%)	Shares/ Par +	Value $ (000’s)
Governments continued
Venezuela Government International Bond
6.000%, 12/9/49 §,j	32,000	4
7.000%, 3/31/38 §,j	204,000	29
7.650%, 4/21/25 §,j	1,955,000	277
8.250%, 10/13/24 §,j	356,000	50
9.000%, 5/7/23 §,j	32,000	5
9.250%, 5/7/28 §,j	1,241,000	197
9.375%, 1/13/34 j	1,400,000	237

Total		238,708

Total Governments (Cost: $269,247)		238,708

Municipal Bonds (0.6%)
Municipal Bonds (0.6%)
American Municipal Power, Inc. 7.834%, 2/15/41 RB	100,000	122
Bay Area Toll Authority, California, Series 2010 6.918%, 4/1/40 RB	200,000	229
City of Riverside California Electric Revenue 7.605%, 10/1/40 RB	200,000	243
Golden State Tobacco Securitization Corp. 3.850%, 6/1/50 RB	2,695,000	2,522
Irvine Ranch California Water District 6.622%, 5/1/40 RB	100,000	112
Los Angeles County California Public Works Financing Authority 7.618%, 8/1/40 RB	200,000	246
Metropolitan Government of Nashville & Davidson County Tennessee 6.568%, 7/1/37 RB	100,000	110
Municipal Electric Authority of Georgia 6.655%, 4/1/57 RB	95,000	110
New York City Transitional Finance Authority 5.508%, 8/1/37 RB	300,000	306
New York State Urban Development Corp. 5.770%, 3/15/39 RB	90,000	92
Port Authority of New York & New Jersey
4.926%, 10/1/51 RB	200,000	195
5.647%, 11/1/40 RB	1,100,000	1,177
State of Illinois
6.630%, 2/1/35 GO	207,308	218
6.725%, 4/1/35 GO	87,692	92
7.350%, 7/1/35 GO	171,429	186
Triborough Bridge & Tunnel Authority 5.550%, 11/15/40 RB	800,000	823

Total Municipal Bonds (Cost: $6,499)		6,783

Structured Products (27.9%)
Asset Backed Securities (10.4%)
ABFC Trust, Series 2007-WMC1, Class A1A
6.694%, (US SOFR 1 Month plus 1.365%), 6/25/37	7,799,097	5,281
Accredited Mortgage Loan Trust, Series 2005-3, Class M3
6.164%, (US SOFR 1 Month plus 0.835%), 9/25/35	5,891	6

Structured Products (27.9%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1
6.344%, (US SOFR 1 Month plus 1.015%), 12/25/34	148,018	133
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2
6.239%, (US SOFR 1 Month plus 0.910%), 1/25/35	33,493	31
ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2C
5.744%, (US SOFR 1 Month plus 0.415%), 7/25/36	6,972,909	1,663
ACHV ABS Trust, Series 2023-4CP, Class A 6.810%, 11/25/30 144A	963,991	965
ACHV ABS Trust, Series 2023-4CP, Class B 7.240%, 11/25/30 144A	1,600,000	1,613
ACHV ABS Trust, Series 2023-4CP, Class C 7.710%, 11/25/30 144A	700,000	714
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2
6.444%, (US SOFR 1 Month plus 1.115%), (AFC), 3/25/35	56,353	52
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1
6.314%, (US SOFR 1 Month plus 0.985%), 7/25/34	5,516	5
Ares European CLO VI DAC, Series 2013-6A, Class ARR
4.552%, (Euribor 3 Month ACT/360 plus 0.610%), 4/15/30 144A EUR ∞	391,975	421
Ares European CLO, Series 10A, Class AR
4.722%, (Euribor 3 Month ACT/360 plus 0.780%), 10/15/31 144A EUR ∞	993,002	1,063
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4
6.344%, (US SOFR 1 Month plus 1.015%), 6/25/35	70,200	68
Aurium CLO I DAC, Series 2019-1A, Class ARR
4.976%, (Euribor 3 Month ACT/360 plus 1.050%), 3/23/32 144A EUR ∞	250,000	268
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A
5.360%, 6/20/30 144A	4,000,000	4,020
Babson CLO, Ltd., Series 2018-1A, Class A1
6.526%, (US SOFR 3 Month plus 1.212%), 4/15/31 144A	4,412,392	4,412
Bain Capital Euro CLO, Series 2018-2A, Class AR
4.710%, (Euribor 3 Month ACT/360 plus 0.740%), 1/20/32 144A EUR ∞	289,757	309
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1
6.694%, (US SOFR 1 Month plus 1.365%), 8/25/37	30,519	30
Bluemountain CLO, Ltd., Series 2016-3A, Class AR12
6.507%, (US SOFR 3 Month plus 1.200%), 11/15/30 144A	3,189,460	3,189

Multi-Sector Bond Portfolio

Structured Products (27.9%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Cairn CLO BV, Series 2014-A4, Class ARRR
4.487%, (Euribor 3 Month ACT/360 plus 0.600%), 4/30/31 144A EUR ∞	243,891	262
Cairn CLO X BV, Series 2018-10A, Class AR
4.722%, (Euribor 3 Month ACT/360 plus 0.780%), 10/15/31 144A EUR ∞	699,341	747
Carlyle Global Market Strategies Euro CLO, Series 2017-3A, Class A1R
4.642%, (Euribor 3 Month ACT/360 plus 0.700%), 1/15/31 144A EUR ∞	822,196	877
Carrington Mortgage Loan Trust, Series 2005- FRE1, Class M3
6.209%, (US SOFR 1 Month plus 0.880%), 12/25/35	8,016,000	6,096
CBAM CLO Management LLC, Series 2019-10A, Class A1R
6.699%, (US SOFR 3 Month plus 1.382%), 4/20/32 144A	3,500,000	3,500
Citigroup Mortgage Loan Trust, Series 2007-AHL1, Class A2C
5.864%, (US SOFR 1 Month plus 0.535%), 12/25/36	77,404	75
Citigroup Mortgage Loan Trust, Series 2007-FS1, Class 2A1A
4.516%, (US SOFR 1 Month plus 1.115%), (AFC), 10/25/37 144A	6,753,491	5,956
Countrywide Alternative Loan Trust, Series 2006-5, Class M1
5.969%, (US SOFR 1 Month plus 0.640%), 8/25/36	1,362,083	1,314
Countrywide Asset-Backed Certificates Trust, Series 2004-9, Class MV4
7.019%, (US SOFR 1 Month plus 1.690%), 11/25/34	57,387	56
Countrywide Asset-Backed Certificates Trust, Series 2005-AB4, Class 2A4
6.144%, (US SOFR 1 Month plus 0.815%), 3/25/36	66,186	56
Countrywide Asset-Backed Certificates Trust,
Series 2006-1, Class AF5 4.498%, (AFC), 7/25/36 Σ	76,884	69
Countrywide Asset-Backed Certificates Trust,
Series 2006-26, Class 1A 5.584%, (US SOFR 1 Month plus 0.255%), 6/25/37	331,579	305
Countrywide Asset-Backed Certificates Trust,
Series 2006-BC3, Class M2 5.924%, (US SOFR 1 Month plus 0.595%), 2/25/37	900,000	819
Countrywide Asset-Backed Certificates Trust,
Series 2007-1, Class 2A3 5.584%, (US SOFR 1 Month plus 0.255%), 7/25/37	4,253	4
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 1A 6.284%, (US SOFR 1 Month plus 0.955%), 10/25/47	970,815	924
Countrywide Asset-Backed Certificates Trust,
Series 2007-9, Class 1A 5.644%, (US SOFR 1 Month plus 0.315%), 6/25/47	694,850	590

Structured Products (27.9%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Countrywide Asset-Backed Certificates Trust, Series 2007-SEA1, Class 1A1
6.544%, (US SOFR 1 Month plus 1.215%), (AFC), 5/25/47 144A	936,790	728
CPS Auto Trust, Series 2024-A, Class B
5.650%, 5/15/28 144A	1,725,000	1,726
CPS Auto Trust, Series 2024-A, Class C
5.740%, 4/15/30 144A	1,575,000	1,577
CRB Securitization Trust, Series 2023-1, Class A
6.960%, 10/20/33 144A	1,195,622	1,205
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE17, Class A1
5.233%, (US SOFR 1 Month plus 0.735%), 1/25/32	1,761	2
CVC Cordatus Loan Fund XI DAC, Series 2011-A, Class AR
4.592%, (Euribor 3 Month ACT/360 plus 0.650%), 10/15/31 144A EUR ∞	791,643	847
Ellington Loan Acquisition Trust, Series 2007-2, Class A1
6.494%, (US SOFR 1 Month plus 1.165%), 5/25/37 144A	170,567	166
Euro-Galaxy III CLO BV, Series 2013-3A, Class ARRR
4.565%, (Euribor 3 Month ACT/360 plus 0.620%), 4/24/34 144A EUR ∞	299,545	321
Exeter Automobile Receivables Trust, Series 2024-1A, Class B 5.290%, 8/15/28	500,000	498
Exeter Automobile Receivables Trust, Series 2024-1A, Class C 5.410%, 5/15/30	500,000	498
Ford Auto Securitization Trust, Series 2023-BA, Class A1
5.889%, 5/15/26 144A CAD ∞	1,946,174	1,439
Foursight Capital Automobile Receivables Trust, Series 2024-1, Class A2
5.490%, 1/16/29 144A	1,000,000	998
Foursight Capital Automobile Receivables Trust, Series 2024-1, Class B
5.550%, 5/15/29 144A	1,000,000	998
Fremont Home Loan Trust, Series 2005-2, Class M4 6.374%, (US SOFR 1 Month plus 1.045%), 6/25/35	300,000	258
GLS Auto Receivables Trust, Series 2024-1A, Class B
5.490%, 7/17/28 144A	1,200,000	1,198
GLS Auto Select Receivables Trust, Series 2023-2A, Class B
6.670%, 12/17/29 144A	2,000,000	2,066
GSAA Home Equity Trust, Series 2006-17, Class A1
5.564%, (US SOFR 1 Month plus 0.235%), 11/25/36	45,592	11
GSAMP Trust, Series 2004-WF, Class M2
7.094%, (US SOFR 1 Month plus 1.765%), 10/25/34	12,172	12

Multi-Sector Bond Portfolio

Structured Products (27.9%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
GSAMP Trust, Series 2007-FM2, Class A2B
5.534%, (US SOFR 1 Month plus 0.205%), 1/25/37	143,712	85
GSAMP Trust, Series 2007-NC1, Class A2A
5.494%, (US SOFR 1 Month plus 0.165%), 12/25/46	11,726	6
Harvest CLO XX DAC, Series 2020-A, Class AR
4.650%, (Euribor 3 Month ACT/360 plus 0.680%), 10/20/31 144A EUR ∞	576,819	617
Hertz Vehicle Financing III LLC, Series 2023-1A, Class A
5.490%, 6/25/27 144A	2,600,000	2,603
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4
5.784%, (US SOFR 1 Month plus 0.455%), 4/25/37	500,000	415
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4
6.224%, (US SOFR 1 Month plus 0.895%), 11/25/35	121,462	114
IndyMac Residential Asset Backed Trust, Series 2007-B, Class 2A2
5.604%, (US SOFR 1 Month plus 0.275%), 7/25/37	302,630	164
Invesco Euro CLO III DAC, Series 3A, Class A
4.862%, (Euribor 3 Month ACT/360 plus 0.920%), 7/15/32 144A EUR ∞	500,000	536
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class M1
5.744%, (US SOFR 1 Month plus 0.415%), 3/25/37	400,000	380
KKR Financial CLO, Ltd., Series 9, Class AR2
6.526%, (US SOFR 3 Month plus 1.212%), 7/15/30 144A	1,278,124	1,279
Laurelin DAC, Series 2016-1A, Class ARR
4.690%, (Euribor 3 Month ACT/360 plus 0.720%), 10/20/31 144A EUR ∞	303,827	326
LCM XV LP, Series 2015-A, Class AR2
6.579%, (US SOFR 3 Month plus 1.262%), 7/20/30 144A	912,215	912
Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A4
6.044%, (US SOFR 1 Month plus 0.715%), 2/25/36	51,442	42
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A4
5.984%, (US SOFR 1 Month plus 0.655%), 5/25/46	273,906	83
Long Beach Mortgage Loan Trust, Series 2006-4, Class 1A
5.744%, (US SOFR 1 Month plus 0.415%), 5/25/36	1,360,386	707
Madison Park Euro Funding XIV DAC, Series 14A, Class A1R
4.742%, (Euribor 3 Month ACT/360 plus 0.800%), 7/15/32 144A EUR ∞	300,000	321
Magnetite CLO, Ltd., Series 2015-12A, Class AR4
6.472%, (US SOFR 3 Month plus 1.150%), 10/15/31 144A	4,000,000	4,000

Structured Products (27.9%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Man GLG EURO CLO DAC, Series 2021-3A, Class AR
4.622%, (Euribor 3 Month ACT/360 plus 0.680%), 10/15/30 144A EUR ∞	168,135	181
Man GLG EURO CLO DAC, Series 2022-6A, Class AR
4.752%, (Euribor 3 Month ACT/360 plus 0.810%), 10/15/32 144A EUR ∞	277,130	298
Marble Point CLO X, Ltd., Series 2017-1A, Class AR
6.616%, (US SOFR 3 Month plus 1.302%), 10/15/30 144A	2,779,855	2,783
MASTR Asset Backed Securities Trust, Series 2004-OPT1, Class M1
6.224%, (US SOFR 1 Month plus 0.895%), 2/25/34	639,224	642
MASTR Asset Backed Securities Trust, Series 2004-WMC2, Class M1
6.344%, (US SOFR 1 Month plus 1.015%), 4/25/34	67,347	64
MASTR Asset Backed Securities Trust, Series 2006-FRE2, Class A1
5.744%, (US SOFR 1 Month plus 0.415%), 3/25/36	7,859,023	7,098
MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A2
5.644%, (US SOFR 1 Month plus 0.315%), 8/25/36	1,935,322	590
MASTR Asset Backed Securities Trust, Series 2006-HE5, Class A3
5.764%, (US SOFR 1 Month plus 0.435%), 11/25/36	1,574,084	915
MASTR Asset Backed Securities Trust, Series 2006-WMC4, Class A5
5.594%, (US SOFR 1 Month plus 0.265%), 10/25/36	1,199,405	392
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1
6.344%, (US SOFR 1 Month plus 1.015%), 2/25/47	669,640	383
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE5, Class M4
6.314%, (US SOFR 1 Month plus 0.985%), 9/25/35	6,107,010	4,893
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2MZ
6.024%, (US SOFR 1 Month plus 0.695%), 1/25/35	714,366	714
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class M2
6.149%, (US SOFR 1 Month plus 0.820%), 1/25/35	162,120	156
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5
6.434%, (US SOFR 1 Month plus 1.105%), 6/25/35	84,046	82
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE7, Class A2C
5.764%, (US SOFR 1 Month plus 0.435%), 9/25/36	57,675	24

Multi-Sector Bond Portfolio

Structured Products (27.9%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE8, Class A2C
5.584%, (US SOFR 1 Month plus 0.255%), 10/25/36	52,048	22
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE5, Class A2C
5.694%, (US SOFR 1 Month plus 0.365%), 3/25/37	52,277	22
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1
6.794%, (US SOFR 1 Month plus 1.465%), 2/25/33	12,258	12
Morgan Stanley Home Equity Loan Trust, Series 2007-2, Class A3
5.674%, (US SOFR 1 Month plus 0.345%), 4/25/37	2,782,719	1,429
Neuberger Berman CLO, Ltd., Series 2013-14A, Class AR2
6.611%, (US SOFR 3 Month plus 1.292%), 1/28/30 144A	4,352,478	4,354
NovaStar Mortgage Funding Trust, Series 2007-2, Class A2B
5.604%, (US SOFR 1 Month plus 0.275%), (AFC), 9/25/37	77,581	77
Oak Hill Euro Credit Partners VII DAC, Series 2021-7A, Class AR
4.710%, (Euribor 3 Month ACT/360 plus 0.740%), 10/20/31 144A EUR ∞	1,137,087	1,215
OneMain Financial Issuance Trust, Series 2023-2A, Class A2
6.819%, (US 30 Day Average SOFR plus 1.500%), 9/15/36 144A	2,100,000	2,134
Pagaya AI Debt Trust, Series 2024-3, Class A
6.258%, 10/15/31 144A	4,300,000	4,297
Popular Mortgage Pass-Through Trust, Series 2006-A, Class M1
6.029%, (US SOFR 1 Month plus 0.700%), (AFC), 2/25/36	12,307	12
RAAC Series, Series 2007-RP4, Class A
6.144%, (US SOFR 1 Month plus 0.465%), (AFC), 11/25/46 144A	150,752	143
Renaissance Home Equity Loan Trust, Series 2006-4, Class AF 6 5.340%, 1/25/37 Σ	1,514,158	488
Residential Asset Securities Corp., Series 2007-KS3, Class AI4
5.784%, (US SOFR 1 Month plus 0.455%), (AFC), 4/25/37	1,112,702	1,051
Santander Drive Auto Receivables Trust, Series 2023-5, Class B 6.160%, 12/17/29	1,400,000	1,433
Santander Drive Auto Receivables Trust, Series 2023-5, Class C 6.430%, 2/18/31	1,600,000	1,652
Santander Drive Auto Receivables Trust, Series 2023-6, Class B 5.980%, 4/16/29	812,500	826
Santander Drive Auto Receivables Trust, Series 2023-6, Class C 6.400%, 3/17/31	812,500	836

Structured Products (27.9%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Saranac CLO, Ltd., Series 2018-6A, Class A1R
6.717%, (US SOFR 3 Month plus 1.402%), 8/13/31 144A	2,534,863	2,544
Saxon Asset Securities Trust, Series 2006-1, Class M1
5.909%, (US SOFR 1 Month plus 0.580%), (AFC), 3/25/36	148,733	140
Sound Point CLO XIV, Ltd., Series 2017-2A, Class AR
6.566%, (US SOFR 3 Month plus 1.242%), 7/25/30 144A	2,349,147	2,349
Soundview Home Loan Trust, Series 2006-2, Class M2
5.969%, (US SOFR 1 Month plus 0.640%), 3/25/36	84,720	84
Soundview Home Loan Trust, Series 2006- OPT2, Class A4
6.004%, (US SOFR 1 Month plus 0.675%), 5/25/36	88,162	84
Soundview Home Loan Trust, Series 2006- OPT3, Class M1
5.909%, (US SOFR 1 Month plus 0.580%), 6/25/36	6,677,096	5,549
Structured Asset Investment Loan Trust, Series 2005-7, Class M2
6.209%, (US SOFR 1 Month plus 0.880%), 8/25/35	218,312	209
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3
5.594%, (US SOFR 1 Month plus 0.265%), 9/25/36	3,751	4
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4
5.784%, (US SOFR 1 Month plus 0.455%), 12/25/36	101,219	97
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class A6
5.864%, (US SOFR 1 Month plus 0.535%), 2/25/37	39,130	38
Toro European CLO DAC, Series 6A, Class AR
4.856%, (Euribor 3 Month ACT/360 plus 0.920%), 1/12/32 144A EUR ∞	500,000	537
Toro European CLO DAC, Series 7A , Class ARE
4.711%, (Euribor 3 Month ACT/360 plus 0.810%), 2/15/34 144A EUR ∞	250,000	267
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A
5.704%, (US SOFR 1 Month plus 0.375%), 3/25/36 144A	185,089	184
Venture CDO, Ltd., Series 2018-33A, Class A1LR
6.636%, (US SOFR 3 Month plus 1.322%), 7/15/31 144A	979,594	980
Venture XIV CLO, Ltd., Series 2013-14A, Class ARR
6.629%, (US SOFR 3 Month plus 1.292%), 8/28/29 144A	159,397	159

Multi-Sector Bond Portfolio

Structured Products (27.9%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Venture XXV CLO, Ltd., Series 2016-25A, Class ARR
6.599%, (US SOFR 3 Month plus 1.282%), 4/20/29 144A	290,174	290
Venture XXVIII CLO, Ltd., Series 2017-28A, Class A1R
6.569%, (US SOFR 3 Month plus 1.252%), 7/20/30 144A	167,666	168
Vibrant CLO VII, Ltd., Series 2017-7A, Class A1R
6.619%, (US SOFR 3 Month plus 1.302%), 9/15/30 144A	153,489	153
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 1A
5.594%, (US SOFR 1 Month plus 0.265%), 1/25/37	97,945	81
Wellfleet CLO, Ltd., Series 2015-1A, Class AR4
6.469%, (US SOFR 3 Month plus 1.152%), 7/20/29 144A	301,548	302
Wellfleet CLO, Ltd., Series 2017-1, Class 1A
6.469%, (US SOFR 3 Month plus 1.152%), 4/20/29 144A	199,666	200

Total		126,668

Mortgage Securities (17.5%)
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class A
2.627%, 1/15/32 144A	2,350,000	1,851
Banc of America Funding Trust, Series 2005-H, Class 5A1 4.245%, (CSTR), 11/20/35	68,806	61
Banc of America Funding Trust, Series 2006-J, Class 4A1 5.214%, (CSTR), 1/20/47	25,546	22
Banc of America Funding Trust, Series 2007-6, Class A1
6.024%, (US SOFR 1 Month plus 0.695%), 7/25/37	35,159	33
BCAP LLC Trust, Series 2009-RR14, Class 2A2
3.665%, (CSTR), 7/26/36 144A	14,711	12
BCAP LLC Trust, Series 2009-RR5, Class 3A3
6.250%, (CSTR), 8/26/36 144A	2,022,910	841
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-3, Class 4A 5.090%, (CSTR), 7/25/34	773	1
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2007-4, Class 22A1 4.084%, (CSTR), 6/25/47	48,630	43
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1 4. 200%, (CSTR), 11/25/36	113,274	51
Chase Home Lending Mortgage Trust, Series 2023-RPL3, Class A1
3.250%, (AFC), 9/25/63 144A	6,803,106	5,959
Chase Home Lending Mortgage Trust, Series 2024-RPL1, Class A1A
3.250%, (AFC), 3/25/64 144A	1,390,470	1,192

Structured Products (27.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3 6.000%, 9/25/37	1,253	1
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA 4.496%, (CSTR), 9/25/37	5,939	5
Citigroup Mortgage Loan Trust, Series 2007-10, Class 2A3A 4.777%, (CSTR), 9/25/37	10,024	9
Citigroup Mortgage Loan Trust, Series 2007- AR4, Class 2A2A 4.568%, (CSTR), 3/25/37	243,550	204
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A 1 5.750%, 1/25/35	8,447	8
Countrywide Alternative Loan Trust, Series 2005-1CB, Class 2A1 6.000%, 3/25/35	257,298	117
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1
6.103%, (US SOFR 1 Month plus 0.775%), 11/20/35	3,490	3
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1
6.569%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 1/25/36	9,510	9
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3 5.500%, 1/25/36	101,028	57
Countrywide Alternative Loan Trust, Series 2005-J1, Class 1A8 5.500%, 2/25/35	83,075	73
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1 6.500%, 8/25/32	711	1
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1A13 5.500%, 11/25/35	148,647	84
Countrywide Alternative Loan Trust, Series 2006-45T1, Class 1A13 6.000%, 2/25/37	103,845	40
Countrywide Alternative Loan Trust, Series 2006-5T2, Class A1
5.944%, (US SOFR 1 Month plus 0.615%), 4/25/36	336,386	132
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1 4.803%, (CSTR), 5/25/36	5,345	5
Countrywide Alternative Loan Trust, Series 2006-OA12, Class A1B
5.633%, (US SOFR 1 Month plus 0.305%), 9/20/46	4,881	5
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A
5.638%, (US SOFR 1 Month plus 0.310%), 12/20/46	19,267	16
Countrywide Alternative Loan Trust, Series 2006-OA2, Class A1
5.863%, (US SOFR 1 Month plus 0.535%), 5/20/46	258,570	216

Multi-Sector Bond Portfolio

Structured Products (27.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A
5.653%, (US SOFR 1 Month plus 0.325%), 7/20/46	5,770	5
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2 6.000%, 5/25/37	216,700	97
Countrywide Alternative Loan Trust, Series 2007-AL1, Class A1
5.694%, (US SOFR 1 Month plus 0.365%), 6/25/37	3,173,328	2,510
Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A1
5.724%, (US SOFR 1 Month plus 0.395%), 4/25/47	22,356	20
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2005-22, Class 3A1 4.423%, (CSTR), 10/25/35	8,533	7
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2005-HYB8, Class 1A1 4.571%, (CSTR), 12/20/35	1,208	1
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-16, Class 2A1 6.500%, 11/25/36	13,764	5
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-9, Class A1 6.000%, 5/25/36	94,892	43
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-OA4, Class A1
6.049%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.960%), 4/25/46	33,963	10
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-OA4, Class A2
5.984%, (US SOFR 1 Month plus 0.655%), 4/25/46	900,138	256
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2007-HYB1, Class 3A1 4.453%, (CSTR), 3/25/37	4,701	4
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1 6.500%, 4/25/33	230	–	π
Credit Suisse Mortgage Trust, Series 2014-6R, Class 3A2 4.819%, (CSTR), 9/27/35 144A	149,452	124
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 2A3 5. 500%, 12/25/35	265,879	217
EMF-NL BV, Series 2008-APRX, Class A2
4.728%, (Euribor 3 Month ACT/360 plus 0.800%), 4/17/41 EUR §,∞	47,426	50
Federal Home Loan Mortgage Corp.
5.000%, 11/1/52	20,308,717	19,828
5.500%, 12/1/52	19,595,622	19,537
Federal National Mortgage Association, Series 2003-W6, Class F
5.785%, (US 30 Day Average SOFR plus 0.465%), 9/25/42	12,271	12

Structured Products (27.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5 5.750%, 5/25/37	158,691	64
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A 3. 144%, 12/10/36 144A	1,000,000	976
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 6.112%, (CSTR), 9/25/35	608	1
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6 6.000%, 2/25/36	69,750	32
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1 4.713%, (CSTR), 1/25/36	810	1
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1 4.313%, (CSTR), 3/25/47	6,343	4
HarborView Mortgage Loan Trust, Series 2005-10, Class 2A1A
6.061%, (US SOFR 1 Month plus 0.735%), (AFC), 11/19/35	3,255	2
HarborView Mortgage Loan Trust, Series 2005-3, Class 2A1A
5.921%, (US SOFR 1 Month plus 0.595%), (AFC), 6/19/35	7,744	7
HomeBanc Mortgage Trust, Series 2005-1, Class A1
5.944%, (US SOFR 1 Month plus 0.615%), 3/25/35	2,620	2
HSI Asset Securitization Corp. Trust, Series 2006-NC1, Class 2A
5.884%, (US SOFR 1 Month plus 0.555%), 11/25/35	737,002	665
IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 5A1
5.141%, (CSTR), 10/25/34	13,317	13
IndyMac INDX Mortgage Loan Trust, Series 2005-AR12, Class 2A1A
5.924%, (US SOFR 1 Month plus 0.595%), (AFC), 7/25/35	1,044	1
IndyMac INDX Mortgage Loan Trust, Series 2005-AR14, Class 2A1A
6.044%, (US SOFR 1 Month plus 0.715%), 7/25/35	7,384	6
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1 4.838%, (CSTR), 10/25/35	5,400	4
JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1 4.865%, (CSTR), 7/25/35	2,895	3
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1 4.603%, (CSTR), 6/25/37	28,577	22
LoanCore, Series 2022-CRE7, Class A
6.869%, (US 30 Day Average SOFR plus 1.550%), 1/17/37 144A	3,999,443	3,977
Luminent Mortgage Trust, Series 2006-6, Class A1
5.844%, (US SOFR 1 Month plus 0.515%), 10/25/46	633,599	550

Multi-Sector Bond Portfolio

Structured Products (27.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A 4.666%, (CSTR), 2/25/36	420	–	π
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1 4.620%, (CSTR), 5/25/36	5,600	5
MF1, Series 2022-FL8, Class A 6.676%, (US SOFR 1 Month plus 1.350%), 2/19/37 144A	971,806	961
Mill City Mortgage Loan Trust, Series 2018-1, Class A1 3.250%, (AFC), 5/25/62 144A	497,567	485
New Residential Mortgage Loan Trust, Series 2021-NQM1R, Class A3 1.198%, (AFC), 7/25/55 144A	664,414	574
New Residential Mortgage Loan Trust, Series 2023-NQM1, Class A1A 6.864%, (AFC), 10/25/63 144A Σ	3,689,665	3,732
OBX Trust, Series 2023-NQM8, Class A1 7.045%, (AFC), 9/25/63 144A Σ	2,554,855	2,586
OBX Trust, Series 2024-HYB2, Class A1 3.524%, 4/25/53 144A	3,200,000	3,060
Onslow Bay Financial LLC, Series 2023- NQM9, Class A1 7.159%, (AFC), 10/25/63 144A Σ	4,773,951	4,871
OPEN Trust, Series 2023-AIR, Class A 8.414%, (US SOFR 1 Month plus 3.089%), 10/15/28 144A	3,444,704	3,479
Preston Ridge Partners Mortgage Trust, Series 2023-NQM2, Class A1 6.250%, (AFC), 8/25/68 144A Σ	2,904,964	2,896
Preston Ridge Partners Mortgage Trust, Series 2024-NQM1, Class A1 6.265%, (AFC), 12/25/68 144A Σ	1,000,000	999
Residential Accredit Loans, Inc., Series 2006- QA7, Class 1A1 5.824%, (US SOFR 1 Month plus 0.495%), 8/25/36	3,510	3
Residential Accredit Loans, Inc., Series 2006- QA8, Class A1 5.824%, (US SOFR 1 Month plus 0.495%), 9/25/36	10,792	10
Residential Accredit Loans, Inc., Series 2007- QA1, Class A1 5.724%, (US SOFR 1 Month plus 0.395%), 1/25/37	1,089	1
Residential Asset Securitization Trust, Series 2007-A2, Class 2A2 6.500%, 4/25/37	3,309,576	865
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2 6.404%, (US SOFR 1 Month plus 1.075%), 1/25/36	29,356	27
Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3 6.419%, (US SOFR 1 Month plus 1.090%), 12/25/35	66,498	65
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1 5.764%, (US SOFR 1 Month plus 0.435%), 10/25/35	30,466	28

Structured Products (27.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2 6.538%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 2/25/36	204,509	170
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1 5.804%, (US SOFR 1 Month plus 0.475%), (AFC), 7/25/46	129,052	106
Suntrust Alternative Loan Trust, Series 2005-1F, Class 1A1 5.750%, (US SOFR 1 Month plus 0.765%), 12/25/35	4,353	4
Towd Point Mortgage Funding, Series 2019- GR4A, Class A1 6.359%, (SONIO/N plus 1.144%), 10/20/51 144A GBP ∞	784,035	990
Towd Point Mortgage Trust, Series 2017-2, Class M1 3.750%, (AFC), 4/25/57 144A	2,500,000	2,390
Uniform Mortgage Backed Security TBA
4.500%, 4/11/54	5,500,000	5,237
5.000%, 4/11/54	15,000,000	14,635
5.500%, 5/15/54	26,700,000	26,567
6.000%, 5/15/54	22,200,000	22,398
6.500%, 4/11/54	35,400,000	36,165
6.500%, 5/15/54	14,000,000	14,296
Verus Securitization Trust, Series 2023-4, Class A1 5.811%, (AFC), 5/25/68 144A Σ	966,642	961
Verus Securitization Trust, Series 2023-7, Class A1 7.070%, (AFC), 10/25/68 144A Σ	2,843,420	2,894
WaMu Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6 5.554%, (CSTR, AFC), 2/25/33	450	–	π
WaMu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 3A3 3.971%, (CSTR), 10/25/36	12,859	11
WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1 4.611%, (CSTR), 3/25/36	87,852	78
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 2A1 4.482%, (CSTR), 8/25/36	5,573	5
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A1 4.174%, (CSTR), 2/25/37	2,211	2
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2 5.789%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.700%), 4/25/47	218,397	167
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1 5.468%, (CSTR), 7/25/37	21,189	19
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1 6.265%, (CSTR), 4/25/36	19,192	18

Multi-Sector Bond Portfolio

Structured Products (27.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1 5.975%, (CSTR), 11/25/37	15,832	14

Total		211,881

Total Structured Products (Cost: $343,387)		338,549

Bank Loan Obligations (2.8%)
Bank Loan Obligations (2.8%)
Adient U.S. LLC, 8.077%, (US SOFR 1 Month plus 2.750%), 1/31/31	16,750	17
Air Canada, 7.833%, (US SOFR 1 Month plus 2.500%), 3/14/31	1,300,000	1,301
Albion Acquisitions, Ltd., 9.208%, (Euribor 3 Month ACT/360 plus 5.250%), 8/17/26 EUR∞	1,400,000	1,513
Altice Financing SA, 8.326%, (US SOFR 3 Month plus 2.750%), 1/31/26	1,145,038	1,105
Altice France SA, 10.814%, (CME Term SOFR 1 Month plus 5.500%), 8/15/28	190,419	150
AmSurg Corp. First Out, 10.123%, (US SOFR 3 Month plus 4.750%), 11/3/26Æ	281,436	281
AmSurg Corp. Last Out, 14.248%, (US SOFR 3 Month plus 7.880%), 7/20/26Æ,Þ	1,005,061	1,005
Avolon TLB Borrower 1 LLC, 7.329%, (US SOFR 1 Month plus 2.000%), 6/22/28	1,167,000	1,167
Charter Communications Operating LLC, 7.076%, (US SOFR 1 Month plus 1.750%), 2/1/27	3,311,992	3,311
CommScope, Inc., 8.695%, (US SOFR 1 Month plus 3.250%), 4/6/26	477,500	432
Connect Finco SARL, 8.826%, (US SOFR 1 Month plus 3.500%), 12/11/26	1,155,000	1,153
Cotiviti, Inc., 8.571%, (US SOFR 1 Month plus 3.250%), 2/21/31	2,900,000	2,893
Directv Financing LLC, 10.695%, (US SOFR 1 Month plus 5.366%), 8/2/29	1,103,296	1,101
Grifols SA, 6.152%, (Euribor 3 Month ACT/360 plus 2.250%), 11/15/27 EUR∞	843,805	849
INEOS Quattro Holdings UK, Ltd., 8.330%, (Euribor 3 Month ACT/360 plus 2.750%), 1/29/26 EUR∞	1,070,527	1,150
INEOS US Petrochem LLC, 8.191%, (US SOFR 1 Month plus 2.750%), 1/29/26	2,131,578	2,129
Lumen Technologies, Inc. B1, 7.676%, (US SOFR 1 Month plus 2.350%), 4/15/29Æ	1,250,790	932
Lumen Technologies, Inc. B2, 7.676%, (US SOFR 1 Month plus 2.350%), 4/15/30Æ	1,278,837	953
Setanta Aircraft Leasing DAC, 7.564%, (US SOFR 3 Month plus 2.000%), 11/5/28	4,000,000	4,006
SOCAR Turkey Energy, Inc., 7.348%, (Euribor 3 Month ACT/360 plus 3.450%), 8/11/26 EUR∞	5,800,000	6,179
Standard Industries, Inc., 7.693%, (US SOFR 1 Month plus 2.500%), 9/22/28	1,173,725	1,174
Station Casinos LLC, 7.571%, (US SOFR 1 Month plus 2.250%), 3/7/31	1,200,000	1,198

Total Bank Loan Obligations (Cost: $35,327)		33,999

Short-Term Investments (24.1%)	Shares/ Par +	Value $ (000’s)
Communications (0.4%)
AT&T, Inc. 5.520%, 4/18/24	5,000,000	4,984

Total		4,984

Consumer, Non-cyclical (0.1%)
Bacardi, Ltd. 5.800%, 4/18/24	1,400,000	1,395

Total		1,395

Financial (1.6%)
Canadian Imperial Bank of Commerce 4.980%, 4/2/24 CAD∞	20,000,000	14,765
Crown Castle, Inc.
0.000%, 4/16/24	2,000,000	1,993
0.000%, 4/9/24	700,000	699
0.000%, 4/18/24	700,000	698
Intercontinental Exchange, Inc. 5.550%, 5/3/24	1,600,000	1,591

Total		19,746

Governments (0.0%)
Argentina Treasury Bond BONCER 3.750%, 5/20/24 ARS∞	3,076,000	8
US Treasury
0.000%, 5/16/24	142,000	141
0.000%, 5/23/24	193,000	192
0.000%, 5/30/24b	20,000	20

Total		361

Industrial (0.3%)
Arrow Electronics, Inc. 5.750%, 4/4/24	2,800,000	2,797

Total		2,797

Repurchase Agreements (21.6%)
BNP Paribas SA repurchase (Purchased on 3/27/24, to be repurchased at $121,372,510, collateralized by US Treasury Note, 3.5%, due 2/15/33, par and fair value of $129,994,000 and $123,179,471, respectively) 5.380%, 4/1/24	121,300,000	121,300
BNP Paribas SA repurchase (Purchased on 3/28/24, to be repurchased at $126,618,990, collateralized by US Treasury Note, 3.5%, due 1/31/28, par and fair value of $132,272,600 and $128,443,928, respectively) 5.400%, 4/2/24	126,600,000	126,600
BNP Paribas SA repurchase (Purchased on 3/28/24, to be repurchased at $15,109,110, collateralized by US Treasury Inflation Protection Bond, 1.375%, due 7/15/33, par and fair value of $16,035,411 and $15,408,402, respectively) 5.430%, 4/1/24	15,100,000	15,100

Multi-Sector Bond Portfolio

Short-Term Investments (24.1%)	Shares/ Par +	Value $ (000’s)
Repurchase Agreements continued
J.P. Morgan Securities LLC repurchase (Purchased on 3/27/24, to be repurchased at $100,060, collateralized by US Treasury Inflation Protection Bond, 0.125%, due 7/15/24, par and fair value of $102,595 and $102,671, respectively) 5.430%, 4/1/24	100,000	100

Total		263,100

Short-Term Investments (24.1%)	Shares/ Par +	Value $ (000’s)
Utilities (0.1%)
American Electric Power Co., Inc.
5.560%, 5/15/24	250,000	248
5.590%, 6/11/24	300,000	297

Total		545

Total Short-Term Investments (Cost: $292,961)		292,928

Total Investments (118.4%) (Cost: $1,545,824)@		1,438,686

Other Assets, Less Liabilities (-18.4%)		(223,396)

Net Assets (100.0%)		1,215,290

Reverse Repurchase Agreements

Reference Entity	Counterparty	Interest Rate	Borrowing Date	Maturity Date	Currency	Amount Borrowed (000’s)	Payable for Reverse Repurchase Agreements (000s)
INEOS Styrolution Group GmbH	BNP Paribas SA	2.900%	9/26/23	Open	EUR	(175)	$(188)
Nexi SpA	Morgan Stanley Capital Services	2.100%	3/25/24	Open	EUR	(271)	(292)
Nexi SpA	Barclays Bank PLC	2.500%	9/20/23	Open	EUR	(846)	(912)
Nexi SpA	Barclays Bank PLC	2.500%	1/10/24	Open	EUR	(349)	(376)
Nexi SpA	JP Morgan Securities PLC	2.750%	8/22/23	Open	EUR	(513)	(553)
Serbia International Bond	Barclays Bank PLC	5.000%	2/14/24	Open	USD	(830)	(830)
Ubisoft Entertainment	Barclays Bank PLC	3.250%	11/29/23	Open	EUR	(326)	(352)
							$(3,503)

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Euro-Bobl Future	Long	EUR	6,100	61	6/24	$7,782	$31	$	–π
Five-Year US Treasury Note Future	Long	USD	48,600	486	6/24	52,010	37		(55)
Long Gilt Future	Short	GBP	5,400	54	6/24	6,812	(98)		(12)
Ten-Year US Treasury Note Future	Long	USD	22,500	225	6/24	24,929	149		(18)
Two-Year US Treasury Note Future	Long	USD	46,400	232	6/24	47,440	(15)		(47)
Ultra Long Term US Treasury Bond Future	Long	USD	9,400	94	6/24	12,126	121		44
							$225		$(88)

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
1-Day JPY - MUTKCALM Compounded-OIS	0.400%	6/32	1,460,000	JPY	$115	$140	$255	$(8)
1-Day JPY - MUTKCALM Compounded-OIS	0.850%	9/33	370,000	JPY	10	(19)	(9)	(2)
1-Day USD-SOFR Compounded-OIS	3.750%	6/34	7,200	USD	(30)	57	27	9

Multi-Sector Bond Portfolio

Centrally Cleared Interest Rate Swaps - Receive Floating Rate (continued)

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
6-Month Euribor	2.500%	9/54	7,200	EUR	(382)	16	(366)	(13)
					$(287)	$194	$(93)	$(14)

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
1-Day GBP-SONIO Compounded-OIS	4.000%	9/29	9,300	GBP	$169	$25	$194	$3
1-Day GBP-SONIO Compounded-OIS	3.750%	9/34	3,000	GBP	32	20	52	1
1-Day GBP-SONIO Compounded-OIS	3.750%	9/54	1,200	GBP	25	4	29	1
6-Month AUD-BBR-BBSW	4.750%	12/33	23,300	AUD	(193)	349	156	5
6-Month Euribor	3.000%	9/26	16,200	EUR	96	(23)	73	(5)
6-Month Euribor	2.750%	9/29	2,300	EUR	34	(6)	28	–	π
6-Month Euribor	2.750%	9/34	39,300	EUR	642	242	884	19
Canadian Overnight Repo Rate Average	3.750%	12/25	62,800	CAD	(563)	146	(417)	(38)
Canadian Overnight Repo Rate Average	2.500%	6/29	8,000	CAD	(273)	(12)	(285)	(11)
					$(31)	$745	$714	$(25)

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Markit CDX Emerging Markets Index, Series 34	1.000%	12/25	1.664%	5,336	USD	$(83)	$25	$(58)	$3
Markit CDX Emerging Markets Index, Series 36	1.000%	12/26	1.212%	33,028	USD	(1,031)	849	(182)	(14)
Markit CDX Emerging Markets Index, Series 37	1.000%	6/27	1.346%	490	USD	(27)	22	(5)	–	π
Markit CDX Emerging Markets Index, Series 38	1.000%	12/27	1.396%	4,200	USD	(251)	195	(56)	–	π
Markit CDX Emerging Markets Index, Series 39	1.000%	6/28	1.470%	2,100	USD	(115)	78	(37)	(1)
Markit CDX Emerging Markets Index, Series 40	1.000%	12/28	1.589%	22,200	USD	(966)	427	(539)	(1)
Markit CDX North America High Yield Index, Series 38	5.000%	6/27	2.307%	582	USD	(11)	56	45	–	π
Markit CDX North America High Yield Index, Series 40	5.000%	6/28	2.926%	594	USD	1	43	44	–	π
Markit CDX North America High Yield Index, Series 41	5.000%	12/28	3.118%	70,191	USD	857	4,311	5,168	(1,325)

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection (continued)

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Markit CDX North America High Yield Index, Series 42	5.000%	6/29	3.289%	18,500	USD	$1,312	$22	$1,334	$22
Markit CDX North America Investment Grade Index, Series 36	1.000%	6/26	0.204%	800	USD	9	5	14	–π
Markit CDX North America Investment Grade Index, Series 37	1.000%	12/26	0.264%	900	USD	7	10	17	–π
Markit CDX North America Investment Grade Index, Series 38	1.000%	6/27	0.298%	300	USD	2	4	6	–π
Markit CDX North America Investment Grade Index, Series 39	1.000%	12/27	0.367%	100	USD	1	1	2	–π
Markit CDX North America Investment Grade Index, Series 40	1.000%	6/28	0.404%	800	USD	10	8	18	–π
Markit CDX North America Investment Grade Index, Series 41	1.000%	12/28	0.463%	22,200	USD	233	274	507	(25)
Markit CDX North America Investment Grade Index, Series 42	1.000%	6/29	0.513%	41,300	USD	920	13	933	2
						$868	$6,343	$7,211	$(1,339)

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)		Unrealized Appreciation/ (Depreciation) (000’s)		Market Value(000’s)		Variation Margin(000’s)
AT&T, Inc.	1.000%	6/24	0.293%	200	USD	$	–π	$	–π	$	–π	$	–π
AT&T, Inc.	1.000%	6/25	0.374%	100	USD		(1)		2		1		–π
AT&T, Inc.	1.000%	6/26	0.474%	100	USD		1		–π		1		–π
Carnival Corp.	1.000%	12/28	2.202%	600	USD		(126)		96		(30)		(1)
Ford Motor Co.	5.000%	6/25	0.284%	200	USD		3		8		11		–π
Ford Motor Co.	5.000%	12/25	0.473%	400	USD		7		23		30		–π
Ford Motor Co.	5.000%	6/26	0.576%	1,000	USD		24		70		94		–π
Ford Motor Co.	5.000%	6/27	0.841%	300	USD		19		18		37		–π
Ford Motor Co.	5.000%	6/27	0.871%	900	USD		41		70		111		–π
General Electric Co.	1.000%	6/24	0.096%	900	USD		–π		2		2		–π
General Electric Co.	1.000%	12/26	0.204%	400	USD		2		6		8		–π
General Electric Co.	1.000%	6/26	0.170%	3,800	USD		19		48		67		–π
Glencore Finance Europe, Ltd.	5.000%	12/25	0.426%	2,700	EUR		252		(27)		225		–π
Glencore Finance Europe, Ltd.	5.000%	12/27	0.778%	1,600	EUR		266		(10)		256		–π
Glencore Finance Europe, Ltd.	5.000%	12/26	0.550%	700	EUR		87		1		88		–π
Marks & Spencer PLC	1.000%	12/24	0.214%	2,900	EUR		(20)		38		18		–π
Marks & Spencer PLC	1.000%	6/27	0.541%	100	EUR		(5)		7		2		–π
Marks & Spencer PLC	1.000%	12/28	0.871%	500	EUR		(26)		29		3		–π
Volkswagen International Finance NV	1.000%	12/26	0.451%	3,100	EUR		36		12		48		–π
							$579		$393		$972			$(1)

Multi-Sector Bond Portfolio

	Financial Derivative Assets			Financial Derivative Liabilities

Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$ 65	$ 44	$ 109	$ (1,444)	$ (132)	$ (1,576)	$ –

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)		Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Bank of America NA	AUD	42	27	4/2/24	$—		$—	π	$—	π
Buy	UBS AG	AUD	2,380	1,551	4/2/24	—		(5)		(5)
Sell	BNP Paribas SA	AUD	207	135	4/2/24	—		—	π	—	π
Sell	HSBC Bank PLC	AUD	2,250	1,466	4/2/24	—		(5)		(5)
Sell	Bank of America NA	AUD	42	27	5/2/24	—	π	—		—	π
Sell	HSBC Bank PLC	AUD	36	23	5/2/24	—		—	π	—	π
Sell	UBS AG	AUD	2,380	1,552	5/2/24	5		—		5
Buy	HSBC Bank PLC	CAD	22,403	16,540	4/2/24	20		—		20
Sell	Bank of America NA	CAD	20,044	14,798	4/2/24	44		(8)		36
Sell	Barclays Bank PLC	CAD	2,356	1,739	4/2/24	—		(5)		(5)
Sell	HSBC Bank PLC	CAD	22,394	16,540	5/2/24	—		(20)		(20)
Sell	HSBC Bank PLC	CNH	586	81	4/19/24	—		—	π	—	π
Buy	Bank of America NA	EUR	141,442	152,595	4/2/24	—		(969)		(969)
Buy	BNP Paribas SA	EUR	5,349	5,771	4/2/24	—		(61)		(61)
Buy	JP Morgan Chase Bank NA	EUR	1,337	1,442	4/2/24	—		(10)		(10)
Buy	UBS AG	EUR	1,404	1,515	4/2/24	—		(9)		(9)
Sell	Bank of America NA	EUR	141,422	152,574	4/2/24	590		—		590
Sell	Barclays Bank PLC	EUR	459	495	4/2/24	7		—		7
Sell	BNP Paribas SA	EUR	7,651	8,254	4/2/24	56		—		56
Sell	Bank of America NA	EUR	141,442	152,772	5/2/24	978		—		978
Buy	HSBC Bank PLC	GBP	27,309	34,468	4/2/24	—		(25)		(25)
Sell	Bank of America NA	GBP	1,753	2,213	4/2/24	36		—		36
Sell	BNP Paribas SA	GBP	25,556	32,256	4/2/24	186		—		186
Sell	HSBC Bank PLC	GBP	27,309	34,474	5/2/24	26		—		26
Sell	Barclays Bank PLC	JPY	45,800	303	4/2/24	4		—		4
Buy	Barclays Bank PLC	MXN	21	1	6/20/24	—	π	—		—	π
Sell	Goldman Sachs Bank USA	MXN	28,493	1,709	4/19/24	—		(11)		(11)
Sell	Royal Bank of Canada	MXN	31	2	4/19/24	—		—	π	—	π
Sell	JP Morgan Chase Bank NA	MXN	28,960	1,720	6/20/24	—		(15)		(15)
Sell	BNP Paribas SA	PEN	11,368	3,052	6/20/24	47		—		47
Buy	Barclays Bank PLC	TRY	37,232	1,121	4/24/24	—		(29)		(29)
Buy	Barclays Bank PLC	TRY	35,173	1,052	4/29/24	—		(1)		(1)
Buy	Barclays Bank PLC	TRY	62,734	1,874	4/30/24	—		(17)		(17)
Buy	JP Morgan Chase Bank NA	TRY	24,537	728	5/6/24	—		(1)		(1)
						$1,999		$(1,191)		$808

Multi-Sector Bond Portfolio

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)		Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Republic of Indonesia	Barclays Bank PLC	1.000%	6/31	1.000%	USD	5,700	$(174)		$180	$6
Republic of Turkey	Morgan Stanley Capital Services LLC	1.000%	12/28	2.848%	USD	3,000	(218)		(7)	(225)
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	12/26	0.461%	USD	300	–	π	4	4
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	6/27	0.531%	USD	100	–	π	1	1
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	6/28	0.723%	USD	100	(2)		3	1
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	12/28	0.835%	USD	300	(3)		5	2

							$(397)		$186	$(211)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	$ 1,999	$ 14	$ 2,013	$ (1,191)	—	$ (225)	$ (1,416)

Restricted Securities

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets

AmSurg Corp.	11/2/23	$ 396	$ 469	0.04%
Constellation Oil - Class B	6/10/22	12	12	–%π
Corestate Capital Holding SA	8/22/23	–	–π	–%π
DrillCo Holding Lux SA - Class B	6/8/23	54	65	–%π
DrillCo Holding Lux SA - Class C	6/8/23	484	583	0.05%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
d	Restricted security – see accompanying table for additional details
π	Amount is less than one thousand.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024 the value of these securities (in thousands) was $376,120 representing 30.9% of the net assets.

f	Defaulted Security
∞	Foreign Bond — par value is foreign denominated.
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At March 31, 2024, the aggregate value of these securities was $189,280 (in thousands), representing 15.5% of net assets.

α	Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
µ	Perpetual maturity, date shown, if applicable, represents next contractual call date.
y	Contingent convertible security
Þ

PIK - Payment In Kind. PIK rate of AmSurg Corp. Last Out is 50.00% of the coupon, Corestate Capital Holding SA is 11.00% and Sunac China Holdings, Ltd with maturity dates of 9/30/26, 9/30/26, 9/30/27, 9/30/28, 9/30/29, 9/30/30 and 9/30/32 are 6.00%, 6.25%, 6.50%, 6.75%, 7.00%, 7.25% and 2.00%, respectively.

b	Part or all of the security has been pledged as collateral.

Multi-Sector Bond Portfolio

Σ	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@

At March 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,543,049 and the net unrealized depreciation of investments based on that cost was $98,239 which is comprised of $25,366 aggregate gross unrealized appreciation and $123,605 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Multi-Sector Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2024.

		Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

		(Amounts in thousands)
Assets:
Bank Loan Obligations
Bank Loan Obligations	$ —	$ 30,828	$ 3,171
Common Stocks
Real Estate	—	479	4
All Others	—	—	1,388
Convertible Corporate Bonds	—	45	—
Municipal Bonds	—	6,783	—
Corporate Bonds
Basic Materials	—	5,546	520
Financial	—	163,335	225
All Others	—	356,177	—
Governments	—	238,708	—
Structured Products	—	338,549	—
Short-Term Investments	—	292,928	—
Other Financial Instruments^
Futures	338	—	—
Forward Foreign Currency Contracts	—	1,999	—
Interest Rate Swaps	—	1,698	—
Credit Default Swaps	—	9,104	—

Total Assets:	$ 338	$ 1,446,179	$5,308

Liabilities:
Other Financial Instruments^
Futures	(113)	—	—
Forward Foreign Currency Contracts	—	(1,191)	—
Interest Rate Swaps	—	(1,077)	—
Credit Default Swaps	—	(1,132)	—
Reverse Repurchase Agreements	—	(3,503)	—

Total Liabilities:	$ (113)	$ (6,903)	$ —

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2024.

For the period ended March 31, 2024, there was a transfer from Level 3 to Level 2 in the amount of $4,690 (in thousands). These transfers were the result of an increase in the quantity of observable inputs for the securities that were previously not priced by a third party vendor.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BONCER	National Treasury Bond in Pesos with Adjustment for CER
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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